CONCENTRATIONS	6 Months Ended
Jun. 30, 2014
Risks and Uncertainties [Abstract]
Concentration Risk Disclosure [Text Block]
15.	CONCENTRATIONS

Major Customers

For the six months ended June 30, 2014, five customers each accounted for more than 10% of the Company’s total revenues. For the six months ended June 30, 2013, three customers each accounted for more than 10% of the Company’s total revenues.

At June 30, 2014, receivables from one customer were approximately 10% of accounts receivable at June 30, 2014. At December 31, 2013, no customer represented more than 10% of amounts receivable at December 31, 2013.

Major Suppliers

For the six months ended June 30, 2014, four suppliers each accounted for more than 10% of the Company’s total purchase. For the six months ended June 30, 2013, four suppliers each accounted for more than 10% of the Company’s total purchase.

As of June 30, 2014 and December 31, 2013, two suppliers accounted more than 10% of the Company’s accounts payable balances.

Revenues

For the six months ended June 30, 2014 and 2013, the Company’s top three selling products accounted, in the aggregate, for approximately 83% and 65%, respectively, of its total net revenues.

The following represents the revenues by product line, all derived from China:

	For the six months ended
	June 30,
	2014	2013
Products Line	US$	US$

Medical Devices	6,257,359	7,138,474
Respiratory and Oxygen Homecare	19,901	1,186,908
	6,277,260	8,325,382